RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 07, 2020	Oct. 11, 2020
CONDENSED BALANCE SHEETS [Abstract]
Warrant liability	$ 16,920,000		$ 17,126,666	$ 16,920,000
Total Liabilities	28,305,580		27,747,230	28,305,580
Additional paid-in capital	10,227,096		9,243,265	10,227,096
Accumulated deficit	(5,228,164)		(4,244,366)	(5,228,164)
Shareholders' Equity	5,000,005	$ 5,000,004	5,000,003	5,000,005		$ 0
CONDENSED STATEMENT OF OPERATIONS [Abstract]
Change in fair value of warrant liability	2,566,666		(3,580,000)	206,666
Transaction costs allocable to warrants			(506,782)
Net loss	1,875,031	(2,858,829)	(4,244,366)	(983,798)
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Net loss	1,875,031	$ (2,858,829)	(4,244,366)	(983,798)
Change in fair value of warrant liability			3,580,000	(206,666)
Transaction costs allocable to warrants			506,782
Initial classification of Class A ordinary shares subject to possible redemption			272,455,350
Change in value of Class A ordinary shares subject to possible redemption			(3,372,580)	(983,800)
Restatement Of Warrants As Derivative Liabilities [Member]
CONDENSED BALANCE SHEETS [Abstract]
Warrant liability			17,126,666		$ 13,546,666
Total Liabilities			27,747,230		24,046,666
Additional paid-in capital			9,243,265		5,510,723
Accumulated deficit			(4,244,366)		(511,782)
Shareholders' Equity			5,000,003
CONDENSED STATEMENT OF OPERATIONS [Abstract]
Change in fair value of warrant liability			(3,580,000)
Transaction costs allocable to warrants			506,782
Net loss			$ (4,244,366)
Weighted average shares outstanding, Ordinary share subject to possible redemption			30,000,000
Basic and diluted net income per share, Ordinary share subject to possible redemption			$ 0.00
Weighted average shares outstanding, Ordinary share			7,500,000
Basic and diluted net loss per share, Ordinary share			$ (0.57)
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Net loss			$ (4,244,366)
Change in fair value of warrant liability			(3,580,000)
Transaction costs allocable to warrants			(506,782)
Initial classification of Class A ordinary shares subject to possible redemption			272,455,350
Change in value of Class A ordinary shares subject to possible redemption			(3,732,580)
Previously Reported [Member]
CONDENSED BALANCE SHEETS [Abstract]
Total Liabilities			10,620,564		10,500,000
Additional paid-in capital			5,156,660		5,004,072
Accumulated deficit			(157,584)		(5,000)
Shareholders' Equity			5,000,009
CONDENSED STATEMENT OF OPERATIONS [Abstract]
Net loss			$ (157,584)
Weighted average shares outstanding, Ordinary share subject to possible redemption			30,000,000
Basic and diluted net income per share, Ordinary share subject to possible redemption			$ 0.00
Weighted average shares outstanding, Ordinary share			7,500,000
Basic and diluted net loss per share, Ordinary share			$ (0.02)
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Net loss			$ (157,584)
Initial classification of Class A ordinary shares subject to possible redemption			286,002,020
Change in value of Class A ordinary shares subject to possible redemption			(152,590)
Revision of Prior Period, Error Correction, Adjustment [Member]
CONDENSED BALANCE SHEETS [Abstract]
Warrant liability			17,126,666		13,546,666
Total Liabilities			17,126,666		13,546,666
Additional paid-in capital			4,086,605		506,651
Accumulated deficit			(4,086,782)		(506,782)
Shareholders' Equity			(6)
CONDENSED STATEMENT OF OPERATIONS [Abstract]
Change in fair value of warrant liability			(3,580,000)
Transaction costs allocable to warrants			506,782
Net loss			$ (4,086,782)
Basic and diluted net loss per share, Ordinary share			$ (0.55)
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Net loss			$ (4,086,782)
Change in fair value of warrant liability			(3,580,000)
Transaction costs allocable to warrants			(506,782)
Initial classification of Class A ordinary shares subject to possible redemption			(13,546,670)
Change in value of Class A ordinary shares subject to possible redemption			(3,579,990)
Redeemable Class A Ordinary Shares [Member]
CONDENSED BALANCE SHEETS [Abstract]
Ordinary shares	$ 323		$ 313	$ 323
CONDENSED STATEMENT OF OPERATIONS [Abstract]
Weighted average shares outstanding, Ordinary share			30,000,000
Basic and diluted net loss per share, Ordinary share			$ 0.00
Redeemable Class A Ordinary Shares [Member] | Restatement Of Warrants As Derivative Liabilities [Member]
CONDENSED BALANCE SHEETS [Abstract]
Ordinary shares			$ 313		275
Redeemable Class A Ordinary Shares [Member] | Previously Reported [Member]
CONDENSED BALANCE SHEETS [Abstract]
Ordinary shares			142		140
Redeemable Class A Ordinary Shares [Member] | Revision of Prior Period, Error Correction, Adjustment [Member]
CONDENSED BALANCE SHEETS [Abstract]
Ordinary shares			171		135
Common Classa Subject To Redemption [Member] | Restatement Of Warrants As Derivative Liabilities [Member]
CONDENSED BALANCE SHEETS [Abstract]
Ordinary shares			268,722,770		272,455,350
Common Classa Subject To Redemption [Member] | Previously Reported [Member]
CONDENSED BALANCE SHEETS [Abstract]
Ordinary shares			285,849,430		286,002,020
Common Classa Subject To Redemption [Member] | Revision of Prior Period, Error Correction, Adjustment [Member]
CONDENSED BALANCE SHEETS [Abstract]
Ordinary shares			$ (17,126,660)		$ (13,546,670)